Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity [Abstract]
Schedule of Share-Based Compensation Expenses	The following table sets forth the allocation of share-based compensation expenses:
	For the years ended December 31,
	2023	2022	2021

Cost of revenues	$4,617	$8,188	$-
Selling expenses	19,784	39,301	-
General and administrative expenses	2,138,978	2,674,292	-
Research and development expenses	7,422	8,188	-
Total	$2,170,801	$2,729,969	$-

Schedule of Restricted Shares Units	A summary of the restricted shares units’ activities is as follows:
	Number of restricted share units outstanding	Weighted average grant date fair value	Aggregate intrinsic value

Restricted share units outstanding as of January 1, 2022	-	-	-

Granted	3,334,200	2.00	-

Vested	(833,550)	2.00	-

Restricted share units outstanding as of December 31, 2022	2,500,650	2.00	6,826,775

Granted	-	-

Vested	(779,800)	2.00

Forfeited	(228,750)	2.00

Restricted share units outstanding as of December 31, 2023	1,492,100	2.00	1,611,468

Schedule of Non-Controlling Interest	Non-controlling interests consist of the following:
	As of December 31,
	2023	2022

GMB (Beijing)	$3,187	$4,313
GMB Culture	1,491	2,997
Jiagui Haifeng	-	(710)
Sunrise Tech	(13,184)	-
GMB Consulting	13,043	13,270
Shidong Cloud	38,463	42,389
Sunrise Guxian	(83,832)	(39,323)
GMB Technology	(189,364)	(186,539)
Sunrise Guizhou	8,373,766	13,616,498
Total	$8,143,570	$13,452,895